Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Schedule of Balances with Related Parties	Balances with related parties
	As of December 31,
	2024	2023

Trade payables	152	140
Other current liabilities - salaries and related expenses related parties (1)	125	-

(1)	See also Notes 10 and 12A above.

Schedule of Transactions with Related Parties	Transactions with related parties
	Year ended December 31,
	2024	2023	2022

General and administrative expenses - salaries and related expenses (including share-based payment) to related parties (1)	2,260	1,926	1,984

(1)	See also Notes 12A and 15C above.